INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Provisions for current income tax	$ 3,317,385	$ 1,032,132	$ 1,070,430
Provisions for deferred income tax	350,786	232,801	213,773
Total	$ 3,668,171	$ 1,264,933	$ 1,284,203